Prepayments (Details) - Schedule of prepayments - AUD ($)	Jun. 30, 2023	Jun. 30, 2022
Schedule of Prepayments [Abstract]
Prepaid insurance	$ 834,281	$ 876,847
Other prepayments		18,966
Total prepayments	$ 834,281	$ 895,813